Share-based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Compensation
Share-based Compensation

20. Share-based Compensation

(a)   Restricted Ordinary Shares

In May 2011, the Founders entered into an arrangement with other investors of the Company, whereby all of their 7,500,000 ordinary shares became restricted and subject to service vesting conditions. 25% of the restricted shares vested and were released from restriction after twelve months on May 26, 2012, and the remaining 75% of the restricted shares vested annually in equal instalments over the next three years. In addition, the restricted shares were subject to repurchase for cancellation by the Company upon termination of Mr. Richard Rixue Li’s employment. The repurchase price was the par value of the ordinary shares.

Deferred share compensation was measured for the restricted shares using the estimated fair value of the Company’s ordinary shares of US$0.151 at the date of imposition of the restriction in May 2011, and was amortized to the Consolidated Statements of Comprehensive Income (Loss) on a straight line basis over the vesting term of 4 years.

In March 2012, 198,413 of the restricted ordinary shares owned by the Founders were transferred to a consultant who provided services to the Company to facilitate the completion of Series B Redeemable Convertible Preferred Shares issuance which were cliff vested in full on the grant date and the compensation cost attributable to these shares was measured at fair value and recognized immediately as the preferred share issuance cost and a deduction in the preferred shares balance. The remaining 7,301,587 restricted ordinary shares owned by the Founders became subject to a revised four-year vesting restriction arrangement commencing from March 4, 2012, and the compensation cost for the restricted shares was amortized to the Consolidated Statements of Comprehensive Income (Loss) on a straight line basis over the new 4‑year vesting term from March 4, 2012.

All the restricted ordinary shares were vested as of December 31, 2016.  The amounts of stock compensation expense in relation to the restricted ordinary shares recognized in the years ended December 31, 2016, 2017 and 2018 were RMB249,  nil and nil, respectively.

(b)   Stock Option Plan

On December 31, 2014, the Company adopted the 2014 Stock Incentive Plan (''2014 Plan''). Under the 2014 Plan, the Company’s Board of Directors has approved that a maximum aggregate number of shares that may be issued pursuant to all awards granted under the 2014 Plan shall be 1,307,672 shares. Stock options granted to an employee under the 2014 Plan will vest only upon the Company completes a Qualified IPO and the employee renders service to the Company in accordance with a stipulated service schedule starting from the employee’s date of employment. Employees are generally subject to a four-year service schedule, under which an employee earns an entitlement to vest in 25% of his option grants at the end of each year of completed service. Prior to the Company completes a Qualified IPO, all stock options granted to an employee shall be forfeited at the time the employee terminates his employment with the Group. After the Company completes a Qualified IPO, vested options not exercised by an employee shall be forfeited three months after termination of employment of the employee. In addition, the employees who have been granted options irrevocably grant a power of attorney to the board of directors of the Company to exercise voting rights of the shares on their behalf.

In 2017, the Company adopted a 2017 Employee Stock Incentive Plan (“2017 Plan”), which has replaced all of the 2014 Plan in its entirety. The awards granted and outstanding under the 2014 Plan has survived the termination of the 2014 Plan and remains effective and binding under the 2014 Plan. The maximum aggregate number of ordinary shares which may be issued pursuant to all awards under the 2017 Plan is 1,307,672 Class A ordinary shares as of December 31, 2017 and 2018. Stock options granted to an employee under the 2017 Plan will vest upon the employee renders service to the Company in accordance with a stipulated service schedule starting from the employee's date of employment. Employees are generally subject to a four-year service schedule, under which an employee earns an entitlement to vest in 25% of his option grants at the end of each year of completed service.

The following table sets forth the stock options activity for the years ended December 31, 2016, 2017 and 2018, respectively:

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	000'US$
Outstanding as of January 1, 2016	890,588	0.001	8.97	12,554
Granted	63,450	0.001
Exercised	—
Forfeited	(220,282)	0.001
Expired	—
Outstanding as of December 31, 2016	733,756	0.001	7.98	14,384
Granted	670,201	0.001
Exercised	—
Forfeited	(390,544)	0.001
Expired	—
Outstanding as of December 31, 2017	1,094,413	0.001	8.55	21,142
Granted	261,123	0.001
Exercised	—
Forfeited	(119,663)	0.001
Expired	—
Outstanding as of December 31, 2018	1,235,873	0.001	7.85	22,416
Vested and expected to vest as of December 31, 2018	1,204,522	0.001	7.81	21,848
Exercisable as of December 31, 2018	853,541	0.001	7.26	15,482

Options granted to employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	2016	2017	2018

Expected volatility	54.00%~55.00%	47.40%~50.00%	46.8%~49.6%
Risk-free interest rate (per annum)	1.49%~1.78%	2.37%~2.40%	2.69%~2.87%
Exercise multiple	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0%	0%	0%
Expected term (in years)	10	10	10
Fair value of the underlying shares on the date of option grants (per share)	US$15.020~16.987	US$14.379~21.573	US$16.919~20.979

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in USD for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option.

The fair value of options granted to employees for the years ended December 31, 2016, 2017 and 2018 amounted to RMB6,888,  RMB72,137 and RMB29,974 respectively. For the options granted to the employees before the Group’s IPO, the exercisability was dependent upon the Company’s IPO, and it was not probable that this performance condition could be achieved until the IPO was effective, no compensation expense relating to the options was recorded for the years ended December 31, 2016. The options granted to the employees after the Group’s IPO are subject to service conditions, for the years ended December 31, 2017 and 2018, the Company recognized RMB46,077 and RMB23,675 as share based compensation expenses relating to the stock option plan.

As of December 31, 2018, RMB35,259 of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average period of approximately 3.22 years.